Fair Value Measurements and Financial Instruments (Contingent Consideration Liabilities Reconciliation) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Contingent Consideration Liability [Roll Forward]
Change in fair value of contingent consideration		$ (87)	$ 22	$ 1
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Contingent Consideration Liability [Roll Forward]
Beginning balance		50	195	0
Initial fair value measurement of contingent consideration		155		188
Change in fair value of contingent consideration		(87)	22	1
Foreign currency translation			(12)	6
Payment of contingent consideration			(155)
Liabilities assumed from Thoratec acquisition		33
Ending balance		151	50	195
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Spinal Modulation [Member]
Contingent Consideration Liability [Roll Forward]
Beginning balance		0	0	0
Initial fair value measurement of contingent consideration		155		0
Change in fair value of contingent consideration		(33)	0	0
Foreign currency translation			0	0
Payment of contingent consideration			0
Liabilities assumed from Thoratec acquisition		0
Ending balance		122	0	0
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Endosense S.A. [Member]
Contingent Consideration Liability [Roll Forward]
Beginning balance		0	139	0
Initial fair value measurement of contingent consideration		0		132
Change in fair value of contingent consideration		0	28	1
Foreign currency translation			(12)	6
Payment of contingent consideration	$ (155)		(155)
Liabilities assumed from Thoratec acquisition		0
Ending balance		0	0	139
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Nanostim [Member]
Contingent Consideration Liability [Roll Forward]
Beginning balance		50	56	0
Initial fair value measurement of contingent consideration		0		56
Change in fair value of contingent consideration		(48)	(6)	0
Foreign currency translation			0	0
Payment of contingent consideration			0
Liabilities assumed from Thoratec acquisition		0
Ending balance		2	50	56
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Thoratec [Member]
Contingent Consideration Liability [Roll Forward]
Beginning balance		0	0	0
Initial fair value measurement of contingent consideration		0		0
Change in fair value of contingent consideration		(6)	0	0
Foreign currency translation			0	0
Payment of contingent consideration			0
Liabilities assumed from Thoratec acquisition		33
Ending balance		$ 27	$ 0	$ 0